Liquidity (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2024 USD ($)
Liquidity [Line Items]
Working capital	$ 22,134,031				$ 2,828,306
Cash flow from operating activities	$ 4,922,659	$ 629,023	$ 9,279,878	$ 5,871,040
IPO [Member] | Minimum [Member]
Liquidity [Line Items]
Gross Proceeds		5,000,000
IPO [Member] | Maximum [Member]
Liquidity [Line Items]
Gross Proceeds		$ 7,500,000